SHARE CAPITAL - Disclosure of Incentive Stock Options (Details)	12 Months Ended
	May 31, 2025 Share $ / shares	May 31, 2024 Share $ / shares
Number of Options
Outstanding beginning of year | Share	2,454,940	2,225,860
Granted | Share	1,136,169	436,004
Exercised | Share	(206,378)	(188,462)
Cancelled | Share	(61,508)	(18,462)
Outstanding, end of year | Share	3,323,223	2,454,940
Exercisable, end of year | Share	2,569,926	2,205,637
Weighted Average Exercise Price
Outstanding beginning of year | $ / shares	$ 2.7107	$ 2.5029
Granted | $ / shares	7.1821	3.7278
Exercised | $ / shares	4.0335	2.5279
Cancelled | $ / shares	5.8689	3.5425
Outstanding, end of year | $ / shares	4.0988	2.7107
Exercisable, end of year | $ / shares	$ 3.2297	$ 2.6288
Weighted average life (years)	4 years 6 months 29 days	5 years 8 months 15 days